STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Other equity instruments activity
DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2019	764	$11.2	3,751	$36.0
Settled for cash	(404)	(6.5)	(2,131)	(30.7)
Forfeited	—	—	(1,157)	(15.8)
Granted	116	1.9	2,600	35.3
Credits for dividends	—	—	47	0.8
Change in value	—	2.2	—	15.9
At December 31, 2019	476	$8.8	3,110	$41.5
Settled for cash	—	—	(2,136)	(47.3)
Forfeited	—	—	(313)	(5.7)
Granted	85	2.0	1,923	35.2
Credits for dividends	—	—	39	0.9
Change in value	—	2.0	—	14.0
At December 31, 2020	561	$12.8	2,623	$38.6

Employee stock option activity

	2020		2019
	Shares	Average Price	Shares	Average Price
C$ options
At January 1	0.2	$10	0.3	$13
Exercised	(0.1)	10	(0.1)	16
At December 31	0.1	$10	0.2	$10
US$ options
At January 1	0.1	$32	0.5	$37
Cancelled/expired	(0.1)	32	(0.4)	39
At December 31	—	$—	0.1	$32

Stock options outstanding and exercisable

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$9 - $17	0.1	$10	1.6	$1	0.1	$10	$1
[1] Based on the closing market share price on December 31, 2020 of C$29.00.